Restructuring	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring, Impairment, and Other Activities Disclosure [Text Block]
17.	Restructuring:

In connection with the acquisition of Correvio LLC in November 2013, the Company terminated several employees as part of integrating Correvio LLC’s operations.

The following table summarizes the provisions related to the restructuring for years ended December 31, 2015 and 2014:

	Employee	Idle-use
	termination	expense and
	benefits	other charges	Total
Balance at December 31, 2013	$718	$14	$732
Payments made	(718)	-	(718)
Non-cash items	-	(14)	(14)
Balance at December 31, 2014	$-	$-	$-
Payments made	-	-	-
Non-cash items	-	-	-
Balance at December 31, 2015	$-	$-	$-